Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Directors fees	$ 1,994	$ 1,999	$ 7,510	$ 5,999
Salaries, wages, consultants and benefits	173,157	166,856	549,580	526,524
Stock-based compensation (Note 9 & 13)	104,778	135,867	277,348	384,188
Software technology development (Note 7)	810,933	720,075	2,384,134	2,219,806
Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	1,994	1,999	7,510	5,999
Salaries, wages, consultants and benefits	169,988	183,401	503,114	500,180
Selling and marketing	14,112	7,397	45,810	50,631
Stock-based compensation (Note 9 & 13)	40,648	48,944	105,030	119,864
Software technology development (Note 7)	59,414	38,858	180,620	173,733
Closing balance for the period	$ 286,156	$ 280,599	$ 842,084	$ 850,407